Finance Costs, Net	6 Months Ended
Jun. 30, 2020
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Finance Costs, Net
Note 8: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Interest expense:
Debt	39	39	76	77
Derivative financial instruments – hedging activities	-	-	-	1
Other, net	5	5	8	9
Fair value gains on cash flow hedges, transfer from equity	(30)	(10)	(27)	(19)
Net foreign exchange losses on debt	30	10	27	19
Net interest expense — debt and other	44	44	84	87
Net interest expense — leases	3	1	5	3
Net interest expense — pension and other post-employment benefit plans	6	7	11	13
Interest income	(1)	(15)	(3)	(31)
Net interest expense	52	37	97	72

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Net losses (gains) due to changes in foreign currency exchange rates	21	18	(15)	29
Net gains on derivative instruments	(8)	-	(19)	-
Other finance costs (income)	13	18	(34)	29
Net losses (gains) due to changes in foreign currency exchange rates
Net losses (gains) due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net gains on derivative instruments
Net gains on derivative instruments were principally comprised of amounts relating to foreign exchange contracts and the ineffective portion of cash flow hedges (see note 12).